Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and cash equivalents
Shortterm bank deposits with initial terms within three months	¥ 1,687,344		¥ 437,948
Cash at bank	3,521,623		676,040
Cash and cash equivalents	¥ 5,208,967	$ 817,401	¥ 1,113,988	¥ 135,544